Accounts receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable
Trade accounts receivable		$ 881	$ 2,016
Other receivables		504	825
Total receivables	$ 1,500	1,385	$ 2,841
Allowance for expected losses		$ 0